Legal Actions (Details) $ in Millions									1 Months Ended		3 Months Ended	12 Months Ended
	Sep. 26, 2022 legal_action	Jul. 12, 2022	May 06, 2022 legal_action	Apr. 19, 2022 legal_action	Dec. 31, 2020 legal_action	Feb. 21, 2020 USD ($)	Nov. 30, 2016 USD ($)	Jul. 13, 2012 USD ($)	Mar. 31, 2022 legal_action	Mar. 31, 2021 legal_action	Jun. 30, 2022 legal_action	Aug. 31, 2015 legal_action	Dec. 31, 2022 USD ($) legal_action	Dec. 20, 2022 USD ($)	Sep. 30, 2021 legal_action	Sep. 09, 2021 USD ($)	Apr. 20, 2018 USD ($)	Jul. 31, 2017 legal_action
Liability for contingent litigation losses [Member]
Legal Actions (Textual) [Abstract]
Range of possible loss, portion not accrued | $													$ 1,400.0
Retail Sales Practices, CPI and GAP, and Mortgage interest rate lock matters [Member]
Legal Actions (Textual) [Abstract]
Civil Money Penalty | $																	$ 1,000.0
Automobile Lending Matters [Member]
Legal Actions (Textual) [Abstract]
Loss contingency, pending claims, number | legal_action																		1
Loss Contingency, Estimate of Possible Loss | $													$ 300.0
Automobile Lending, Consumer Deposit Accounts And Mortgage Lending [Member]
Legal Actions (Textual) [Abstract]
Civil Money Penalty | $														$ 1,700.0
Commercial Lending Shareholder Litigation [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Date of Dismissal			May 06, 2022
Loss Contingency, Claims Dismissed, Number | legal_action			1
Company 401 (K) Plan Matters - Plan Participants [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, New Claims Filed, Number | legal_action	1
Wells Fargo Shareholders [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, New Claims Filed, Number | legal_action				1
Hiring Practices Matters [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, New Claims Filed, Number | legal_action											1
Interchange Litigation [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Estimate of Possible Loss | $								$ 6,600.0
Litigation Settlement, Additional Funding | $							$ 900.0
Distribution to class merchants (percent)								0.10%
Distribution period to class merchants								8 months
Litigation Settlement, Expense | $							6,200.0
Litigation Settlement, Funds Remaining from 2012 | $							5,300.0
Litigation Settlement, Additional Funding Allocated to WFC | $							$ 94.5
Mortgage Lending Matters (OCC) [Member]
Legal Actions (Textual) [Abstract]
Civil Money Penalty | $																$ 250.0
Nomura/Natixis [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Claims Settled and Dismissed, Number | legal_action									6
Number Of Third Party Complaints | legal_action												7
Retail Sales Practices Matters, Department Of Justice (DOJ) [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Settlement Agreement, Date						February 21, 2020
Loss Contingency, Laws Affected						The Department of Justice criminal settlement also includes the Company’s agreement that the facts set forth in the settlement document constitute sufficient facts for the finding of criminal violations of statutes regarding bank records and personal information.
Retail Sales Practices Matters, Securities And Exchange Commission (SEC) [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Settlement Agreement, Date						February 21, 2020
Loss Contingency, Laws Affected						The SEC order contains a finding, to which the Company consented, that the facts set forth include violations of Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 thereunder.
Sales Practice Matters [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Damages Awarded, Value | $						$ 3,000.0
RMBS Trustee - Phoenix Light SF [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Date of Dismissal		Jul. 12, 2022
RMBS Trustee - Institutional Investors [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Claims Settled, Number | legal_action					2
RBMS Trustee - NCUA [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Claims Settled, Number | legal_action										1
RBMS Trustee - Park Royal I LLC And Park Royal II LLC [Member]
Legal Actions (Textual) [Abstract]
Loss contingency, pending claims, number | legal_action															1
Seminole Tribe - Administration of a minor’s trust [Member]
Legal Actions (Textual) [Abstract]
Loss contingency, pending claims, number | legal_action													3